Accounting Standards	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Accounting Standards
2.	ACCOUNTING STANDARDS

Accounting Changes

Statement of Cash Flows

In November 2016, the Financial Accounting Standards Board [“FASB”] issued Accounting Standards Update [“ASU”] 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires that restricted cash and restricted cash equivalents be included with cash and cash equivalents when reconciling the beginning of period and end of period amounts shown on the statement of cash flows. ASU 2016-18 also requires companies who report cash and restricted cash separately on the balance sheet to reconcile those amounts to the statement of cash flows. [Refer to Note 5. Details of Cash from Operating Activities.] The provisions of ASU 2016-18 are effective for years beginning after December 15, 2017, with early adoption permitted. The Company elected to early adopt the requirements of the new standard in the first quarter of 2017 using the retrospective transition method, as required.

The impact of adopting this new standard on the consolidated statement of cash flows was as follows:

2016
Increase in changes in operating assets and liabilities	$(120)

Decrease in cash provided from operating activities	$(120)
Reduction in purchase of subsidiaries	$120
Reclassification of restricted cash deposits	$194

Reduction in cash used for investing activities	$314
Reduction in net decrease in cash, cash equivalents and restricted cash equivalents, during the period	$194

Increase in cash, cash equivalents and restricted cash equivalents, end of period	$194

Goodwill

In January 2017, the FASB issued new guidance, ASU No. 2017-4, “Intangibles-Goodwill and Other (Topic 350): Simplifying the test for Goodwill Impairment”. This guidance simplifies subsequent goodwill measurement by eliminating Step 2 from the goodwill impairment test. Under this update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2019 with early adoption permitted for annual goodwill impairment tests performed after January 1, 2017. The standard must be applied prospectively. The Company adopted ASU No. 2017-4 in the fourth quarter of 2017, in connection with its annual goodwill impairment test. The implementation of this guidance did not have an impact on the Company’s consolidated financial statements.

Reclassification of Tax Effects from AOCI

In February 2018, the FASB issued ASU No. 2018-02, “Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects From Accumulated Other Comprehensive Income” [“ASU 2018-02”] which permits entities to reclassify the stranded tax effects related to the application of the Tax Cuts and Jobs Act of 2017 from accumulated other comprehensive income to retained earnings. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods therein, with early adoption permitted. The Company is required to apply the provisions of ASU 2018-02 to each period in which the effect of the Tax Cuts and Jobs Act is recorded, and may apply it either retrospectively as of the date of the enactment, or as of the beginning of the period of adoption. The Company has elected to early adopt the provisions of ASU 2018-02, using a portfolio approach. Accordingly, to reflect the change in the US federal corporate tax rate, the Company has reclassified the stranded tax effects related to its pensions and financial instruments to retained earnings in the Consolidated Statement of Changes in Equity for the year ended December 31, 2017. The adoption of ASU 2018-02 did not have a material impact on the Company’s consolidated financial statements.

Future Accounting Standards

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers”. This ASU supersedes most of the existing guidance on revenue recognition in ASC Topic 605, Revenue Recognition and establishes a broad principle that would require an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The FASB has subsequently issued additional ASUs to clarify certain elements of the new revenue recognition guidance.

In the third quarter of 2017, after careful consideration of all issued guidance and related interpretations, in addition to the Company’s specific facts and circumstances, it was determined that tooling and pre-production engineering activities that are part of a long-term supply arrangement, will not be accounted for as revenue-generating activities under the new revenue standard. Upon adoption, customer reimbursements for these tooling and pre-production engineering activities will be recorded as a reduction to cost. Customer payments for tooling and engineering activities that are not part of a long-term supply arrangement will continue to be accounted for as revenue.

As a result of the change in accounting for tooling and pre-production engineering activities, the Company has determined that upon retrospective adoption, its 2017 Sales will decrease by approximately $2.4 billion, and this decrease will be substantially offset by a similar decrease in Cost of goods sold. Revenue recognition related to production sales will remain unchanged. While the Company continues to assess all potential impacts of the new standard, it does not currently expect that the adoption of the new revenue standard will have a material impact on its Net Income. As required by the new standard, the Company expects to make additional disclosures related to the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. The Company plans to adopt the new revenue standard effective January 1, 2018 using the full retrospective transition method.

Financial Instruments

In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments–Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for the Company in the first quarter of fiscal 2018. The adoption of ASU 2016-01 is not expected to have a significant impact on the Company’s consolidated financial statements.

Leases

In February 2016, the FASB issued ASU No. 2016-02, “Leases: Topic 842 (ASU 2016-02)”, to supersede nearly all existing lease guidance under GAAP. The guidance would require lessees to recognize most leases on their balance sheets as lease liabilities with corresponding right-of-use assets. ASU 2016-02 is effective for the Company in the first quarter of fiscal 2019 using a modified retrospective approach with the option to elect certain practical expedients. The Company is currently evaluating the impact of ASU 2016-02 on its consolidated financial statements.

Income Taxes

In October 2016, the FASB issued ASU No. 2016-16, “Accounting for Income Taxes: Intra-Entity Asset Transfers of Assets Other than Inventory”. This guidance requires that the tax effects of all intra-entity sales of assets other than inventory be recognized in the period in which the transaction occurs. The new guidance is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption as of the beginning of an annual reporting period is permitted. The guidance is to be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. The adoption of this guidance is not expected to have a significant impact on the Company’s consolidated financial statements.

Pensions

In March 2017, the FASB issued ASU 2017-07, “Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost (ASU 2017-07)” which changes the way employers that sponsor defined benefit pension and/or postretirement benefit plans reflect net periodic benefit costs in the income statement. Under the current standard, the components of net periodic benefit costs are aggregated and reported within the operating section of the income statement or capitalized into assets when appropriate. The new standard requires a company to present the service cost component of net periodic benefit cost in the same income statement line as other employee compensation costs with the remaining components of net periodic benefit cost presented separately from the service cost component and outside of any subtotal of operating income, if one is presented. In addition, only the service cost component will be eligible for capitalization in assets. ASU 2017-07 is effective for fiscal years beginning after December 15, 2017 with early adoption permitted as of the beginning of an annual period. The Company is currently assessing the impact that adopting this new accounting standard will have on its consolidated financial statements.

Derivatives and Hedging

In August 2017, the FASB issued ASU No. 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities (ASU 2017-12)” which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements. The amendments of this ASU are effective for reporting periods beginning after December 15, 2018, with early adoption permitted. The adoption of ASU 2017-12 is not expected to have a significant impact on the Company’s consolidated financial statements.